Taxes Other than Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Taxes Other than Income Tax

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2012	2011	2010
Property and land tax	99,676	99,593	91,235
VAT	2,106	1,444	2,887
Fines and penalties related to taxes	2,534	291	1,881
Other taxes and penalties	22,831	1,460	14,737

Total taxes other than income tax	127,147	102,788	110,740

Summary of Future Land Rental Payments for the Next Five Years Under Non-cancelable Operating Lease Agreements
The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2013	60,428
2014	44,813
2015	45,427
2016	45,626
2017	43,693